RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Accounts receivable due from a related party		$ 2,700,000,000
Warrants issued	2,000,000	2,000,000
Exercise price	$ 0.10	$ 0.10
Expiration date	3 years	3 years
Description Of agreement with Arc	The Company executed two agreements with ARC in exchange for 5,233,332 and 4,000,000 Class A shares respectively of Novusterra Inc. The Company received the rights to the sublicensed Patent Technology which ARC owned. As part of the agreements, the founder and major shareholder of the Company, Andrew Weeraratne, transferred 2,500,000 founder shares that he owned since September 24, 2020 to Westside Advisors LLC of which Mark Jensen is the CEO	The Company executed two agreements with ARC in exchange for 5,233,332 and 4,000,000 Class A shares respectively of Novusterra Inc. The Company received the rights to the sublicensed Patent Technology which ARC owned. As part of the agreements, the founder and major shareholder of the Company, Andrew Weeraratne, transferred 2,500,000 founder shares that he owned since September 24, 2020 to Westside Advisors LLC of which Mark Jensen is the CEO
Consulting services revenue		$ 27,000